Financial risk management objectives and policies - Liquidity Risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings	¥ 2,729,631	¥ 3,270,625
Lease liabilities	2,589,094	2,752,029
Trade payables	89,056	99,082
Financial liabilities included in accrued expenses and other current liabilities	327,687	542,618
Amounts due to related parties	3,283	4,045
On demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	89,056	99,082
Financial liabilities included in accrued expenses and other current liabilities	327,687	542,618
Amounts due to related parties	3,283	4,045
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings	144,864	550,056
Lease liabilities	186,764	190,041
1 - 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings	236,753	143,023
Lease liabilities	185,729	177,846
In the third to fifth year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings	1,250,110	865,053
Lease liabilities	508,260	516,066
Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest-bearing loans and borrowings	1,097,904	1,712,493
Lease liabilities	¥ 1,708,341	¥ 1,868,076